Significant Accounting Policies (Policies)	6 Months Ended
Jun. 30, 2019
Accounting Policies [Abstract]
Revenue [Policy Text Block]
Accounting for Revenues and Expenses:
 Revenues are generated from time charter agreements which contain a lease as they meet the criteria of a lease under ASC
842.
All agreements contain a minimum non-cancellable period and an extension period at the option of the charterer. Each lease term is assessed at the inception of that lease. Under a time-charter agreement, the charterer pays a daily hire for the use of the vessel and reimburses the owner for hold cleanings, extra insurance premiums for navigating in restricted areas and damages caused by the charterers. Additionally, the charterer pays to third
parties port and canal dues, as well as bunkers consumed during the term of the time charter agreement. Such costs are considered direct costs for the charterers as they are directly paid by charterers, unless they are for the account of the owner, in which case they are included in voyage expenses. Additionally, the owner pays commissions on the daily hire, to both the charterer and to brokers, which are direct costs and are recorded in voyage expenses. Under a time-charter agreement, the owner provides services related to the operation and the maintenance of the vessel, including crew, insurance, spares and repairs, which are recognized in operating expenses. The Company, as lessor, has elected not
to allocate the consideration in the agreement to the separate lease and non-lease components (operation and maintenance of the vessel), as their timing and pattern of transfer to the charterer, as the lessee, are the same and the lease component, if accounted for separately, would be classified as an operating lease. Additionally, the lease component is considered the predominant component as the Company has assessed that more value is ascribed to the lease of the vessel rather than to the services provided under the time charter contracts.

New Accounting Pronouncements, Policy [Policy Text Block]
New Accounting Pronouncements - Adopted

On
January 1, 2019,
the Company adopted
ASU
No.
2016
-
02,
Leases (ASC
842
)
, as amended from time to time, using the modified retrospective transition method. The Company elected to apply the additional and optional transition method to existing leases at the beginning of the period of adoption through a cumulative effect adjustment to the opening retained earnings as of
January 1, 2019.
The prior period comparative information has
not
been restated and continues to be reported under the accounting guidance in effect for those periods (ASC
840
), including the disclosure requirements. Also, the Company elected to apply a package of practical expedients under ASC
842
which allowed the Company,
not
to reassess (i) whether any existing contracts, on the date of adoption, contained a lease, (ii) lease classification of existing leases classified as operating leases in accordance with ASC
840
and (iii) initial direct costs for any existing leases. As all existing contracts with charterers, at
January 1, 2019,
are operating leases and as the Company did
not
account for initial direct costs related to existing leases at
January 1, 2019,
there were
no
amounts to be recorded as a cumulative effect adjustment to opening retained earnings on
January 1, 2019.
Additionally, the Company, as lessor, elected to apply the practical expedient, to not
separate lease and associated non-lease components, and instead to account for each separate lease component and the associated non-lease components as a single component, as the criteria of the paragraphs ASC
842
-
10
-
15
-
42A
through
42B
are met. There was
no
cumulative effect from the adoption of the standard to opening retained earnings as at
January 1, 2019,
and
no
impact on any of the line items reported in the Company’s consolidated financial statements.

On
January 1, 2019,
the Company adopted
ASU
No.
2017
-
11,
Earnings Per Share (Topic
260
), Distinguishing Liabilities from Equity (Topic
480
) and Derivatives and Hedging (Topic
815
).
Part I of this Update addresses the complexity of accounting for certain financial instruments with down round features. Down round features are features of certain equity-linked instruments (or embedded features) that result in the strike price being reduced on the basis of the pricing of future equity offerings. Current accounting guidance creates cost and complexity for entities that issue financial instruments (such as warrants and convertible instruments) with down round features that require fair value measurement of the entire instrument or conversion option. Part II of this Update addresses the difficulty of navigating Topic
480,
Distinguishing Liabilities from Equity, because of the existence of extensive pending content in the FASB Accounting Standards Codification. This pending content is the result of the indefinite deferral of accounting requirements about mandatorily redeemable financial instruments of certain nonpublic entities and certain mandatorily redeemable non-controlling interests. The amendments in Part II of this Update do not
have an accounting effect.
The adoption of this new accounting guidance did
not
have a material effect on the Company’s consolidated financial statements.

On
January 1, 2019,
the Company adopted
ASU
No.
2017
-
12,
 Derivatives and Hedging (Topic
815
):
Targeted Improvements to Accounting for Hedging Activities (ASU
No.
2017
-
12
), which amends and simplifies existing guidance in order to allow companies to more accurately present the economic effects of risk management activities in the financial statements, and
ASU
2018
-
16,
“Derivatives and Hedging (Topic
815
)—Inclusion of the Secured Overnight Financing Rate (SOFR) Overnight Index Swap (OIS) Rate as a Benchmark Interest Rate for Hedge Accounting Purposes”
, which permits the use of the OIS rate based on SOFR as a U.S. benchmark interest rate for hedge accounting purposes under Topic
815
in addition to the UST, the LIBOR swap rate, the OIS rate based on the Fed Funds Effective Rate and the SIFMA Municipal Swap Rate, as further amended through
ASU
2019
-
04,
“
Codification Improvements to Topic
326,
Financial Instruments—Credit Losses, Topic
815,
Derivatives and Hedging, and Topic
825
Financial Instruments”.
The amendments have been adopted on a prospective basis for qualifying new or redesignated hedging relationships entered into on or after the date of adoption.
The adoption of this new accounting guidance did
not
have a material effect on the Company’s consolidated financial statements.

On
January 1, 2019,
the Company adopted
ASU
No.
2018
-
07,
Improvements to Nonemployee Share-Based Payment Accounting (Topic
718
)
,
which simplifies the accounting for share-based payments to nonemployees by aligning it with the accounting for share-based payments to employees, with certain exceptions.
The adoption of this new accounting guidance did
not
have a material effect on the Company’s consolidated financial statements.

New Accounting Pronouncements -
Not
Yet Adopted

In
June 2016,
the FASB issued ASU
No.
2016
-
13—Financial
Instruments—Credit Losses (Topic
326
) - Measurement of Credit Losses on Financial Instruments
. ASU
No.
2016
-
13
amends guidance on reporting credit losses for assets held at amortized cost basis and available for sale debt securities. For public entities, the amendments of this Update are effective for fiscal years beginning after
December 15, 2019,
including interim periods within those fiscal years. Early application is permitted.
Furthermore,
in
November 2018,
the FASB issued ASU
2018
-
19,
“Codification Improvements to Topic
326,
Financial Instruments—Credit Losses”
. The amendments clarify that receivables arising from operating leases are not
within the scope of Subtopic
326
-
20.
Instead, impairment of receivables arising from operating leases should be accounted for in accordance with Topic
842,
Leases.
In addition,
in
April 2019,
the FASB issued ASU
2019
-
04,
“
Codification Improvements to Topic
326,
Financial Instruments—Credit Losses, Financial Instruments—Credit Losses, Topic
815,
Derivatives and Hedging, and Topic
825
Financial Instruments”,
the amendments of which clarify the modification of accounting for available for sale debt securities excluding applicable accrued interest, which must be individually assessed for credit losses when fair value is less than the amortized cost basis.
In
May 2019,
the FASB issued
ASU
2019
-
05,
“
Codification Improvements to Topic
326,
Financial Instruments—Credit Losses, Financial Instruments—Credit Losses, Topic
815,
Derivatives and Hedging, and Topic
825
Financial Instruments”,
the amendments of which provide entities that have certain instruments within the scope of Subtopic
326
-
20,
Financial Instruments—Credit Losses—Measured at Amortized Cost, with an option to irrevocably elect the fair value option in Subtopic
825
-
10,
Financial Instruments—Overall, applied on an instrument-by-instrument basis for eligible instruments, upon adoption of Topic
326.
The fair value option election does
not
apply to held-to-maturity debt securities. An entity that elects the fair value option should subsequently apply the guidance in Subtopics
820
-
10,
Fair Value Measurement—Overall, and
825
-
10.
The effective date and transition requirements for the amendments in these Updates are the same as the effective dates and transition requirements in Update
2016
-
13,
as amended by these Updates. The Company is currently assessing the impact of the adoption of the new accounting standard on its consolidated financial statements and related disclosures.

In
August 2018,
the FASB issued ASU
2018
-
13,
“Fair Value Measurement (Topic
820
)—Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement”
, which improves the effectiveness of fair value measurement disclosures. In particular, the amendments in this Update modify the disclosure requirements on fair value measurements in Topic
820,
Fair Value Measurement, based on the concepts in FASB Concepts Statement, Conceptual Framework for Financial Reporting—Chapter
8:
Notes to Financial Statements, including the consideration of costs and benefits. The amendments in the Update apply to all entities that are required under existing GAAP to make disclosures about recurring and non-recurring fair value measurements. ASU
2018
-
13
is effective for annual periods, including interim periods within those annual periods, beginning after
December 15, 2019.
The amendments on changes in unrealized gains and losses, the range and weighted average of significant unobservable inputs used to develop Level
3
fair value measurements and the narrative description of measurement uncertainty should be applied prospectively for only the most recent interim or annual period presented in the initial fiscal year of adoption. All other amendments should be applied retrospectively to all periods presented upon their effective date. Early adoption is permitted upon issuance of this Update. An entity is permitted to early adopt any removed or modified disclosures upon issuance of this Update and delay adoption of the additional disclosures until their effective date. The Company is currently assessing the impact that adopting this new accounting guidance will have on its consolidated financial statements and related disclosures.

In
October 2018,
the FASB issued ASU
2018
-
17,
“Consolidation (Topic
810
)—Targeted Improvements to Related Party Guidance for Variable Interest Entities”.
The FASB is issuing this Update in response to stakeholders’ observations that Topic
810,
Consolidation, could be improved in the following areas: (i) applying the variable interest entity (VIE) guidance to private companies under common control and (ii) considering indirect interests held through related parties under common control for determining whether fees paid to decision makers and service providers are variable interests. The amendments in this Update improve the accounting for those areas, thereby improving general purpose financial reporting. ASU
2018
-
17
is effective for annual periods, including interim periods within those annual periods, beginning after
December 15, 2019.
All entities are required to apply the amendments in this Update retrospectively with a cumulative-effect adjustment to retained earnings at the beginning of the earliest period presented. Early adoption is permitted. The Company is currently assessing the impact that adopting this new accounting guidance will have on its consolidated financial statements and related disclosures.